Regulatory Matters	12 Months Ended
Dec. 31, 2020
Regulatory Matters [Abstract]
REGULATORY MATTERS

2.    REGULATORY MATTERS

Regulatory Assets and Liabilities

Recognition of regulatory assets and liabilities and the periods over which they are to be recovered or refunded through rate regulation reflect the decisions of the PUCT.  Components of our regulatory assets and liabilities and their remaining recovery periods as of December 31, 2020 are provided in the table below.  Amounts not earning a return through rate regulation are noted.

	Remaining Rate Recovery/Amortization Period at	At December 31,
	December 31, 2020	2020	2019

Regulatory assets:
Employee retirement liability (a)(b)(c)	To be determined	$672	$623
Employee retirement costs being amortized	7 years	227	262
Employee retirement costs incurred since the last rate review period (b)	To be determined	67	79
Self-insurance reserve (primarily storm recovery costs) being amortized	7 years	266	309
Self-insurance reserve incurred since the last rate review period (primarily storm related) (b)	To be determined	256	238
Debt reacquisition costs	Lives of related debt	25	29
Under-recovered AMS costs	7 years	149	170
Energy efficiency performance bonus (a)	1 year or less	14	9
Wholesale distribution substation service	To be determined	55	34
Unrecovered expenses related to COVID-19 (d)	To be determined	27	-
Other regulatory assets	Various	21	22
Total regulatory assets		1,779	1,775

Regulatory liabilities:
Estimated net removal costs	Lives of related assets	1,262	1,178
Excess deferred taxes	Primarily over lives of related assets	1,508	1,574
Over-recovered wholesale transmission service expense (a)	1 year or less	52	30
Unamortized gain on reacquisition of debt	Lives of related debt	27	-
Other regulatory liabilities	Various	6	11
Total regulatory liabilities		2,855	2,793
Net regulatory assets (liabilities)		$(1,076)	$(1,018)

____________

(a)	Not earning a return in the regulatory rate-setting process.
(b)	Recovery is specifically authorized by statute or by the PUCT, subject to reasonableness review.
(c)	Represents unfunded liabilities recorded in accordance with pension and OPEB accounting standards.
(d)

Includes $21 million incremental costs incurred resulting from the effects of the COVID-19 pandemic, including costs related to our pandemic response plan and $6 million related to the COVID-19 Electricity Relief Program.

PUCT Project No. 50664 Issues Related to the State of Disaster for the Coronavirus Disease 2019

In March 2020, the PUCT issued an order in PUCT Project No. 50664, Issues Related to the State of Disaster for the Coronavirus Disease 2019, creating the COVID-19 Electricity Relief Program (COVID-19 ERP) to aid certain eligible residential customers unable to pay their electricity bills as a result of the COVID-19 pandemic impacts. Customer enrollment in the COVID-19 ERP closed on August 31, 2020, and financial assistance under the program was available to enrolled residential customers for electricity bills issued on or after March 26, 2020 through September 30, 2020. In connection with the COVID-19 ERP, the PUCT suspended service disconnections due to nonpayment for customers enrolled in the program through September 30, 2020.

To fund the COVID-19 ERP, the PUCT authorized a $0.33 per MWh surcharge to be collected by transmission and distribution utilities through rates and directed ERCOT to provide loans to those transmission and distribution utilities for the initial funding of the COVID-19 ERP. As a result, in April 2020 we filed a tariff rider implementing the surcharge and received an unsecured loan from ERCOT in the principal amount of $7 million, which was repaid in December 2020. Surcharge collections were recorded as a regulatory liability until the funds were used. Surcharge collections could only be used to reimburse transmission and distribution utilities and REPs for eligible unpaid bills from residential customers enrolled in the COVID-19 ERP and to cover costs of a third-party administrator to administer the eligibility process. At December 31, 2020, we had billed $32 million under the rider surcharge. Reimbursements paid by us pursuant to the COVID-19 ERP totaled $38 million through December 31, 2020 (including $18 million of reimbursements to Oncor for electricity delivery charges). As of February 9, 2021, we had billed amounts under the tariff surcharge approximately equal to the reimbursements paid by us pursuant to the COVID-19 ERP and ceased billing the tariff rider surcharge.

The PUCT also authorized the transmission and distribution utilities to use a regulatory asset accounting mechanism and a subsequent process to seek future recovery of expenses resulting from the effects of the COVID-19 pandemic. Therefore, we are recording incremental costs incurred by Oncor resulting from the effects of the COVID-19 pandemic, including costs relating to the implementation of our pandemic response plan, as a regulatory asset. At December 31, 2020, we recorded $21 million with respect to this regulatory asset. For more information on regulatory assets and liabilities, see Note 1.

InfraREIT Acquisition Approval (PUCT Docket No. 48929)

On May 9, 2019, the PUCT issued a final order in Docket No. 48929 approving the transactions contemplated by the InfraREIT Acquisition, including the SDTS-SU Asset Exchange, and Sempra’s acquisition of an indirect 50% ownership interest in Sharyland Holdings, L.P., the parent of Sharyland. For more information on these transactions, see Note 13.

Regulatory Status of the TCJA

The excess deferred tax related balances above are primarily the result of the TCJA corporate federal income tax rate reduction from 35% to 21%.  These regulatory liabilities reflect our obligation, as required by PUCT order in Docket No. 46957, to refund to utility customers any excess deferred tax related balances created by the reduction in the corporate federal income tax rate through reductions in our tariffs.

In 2018, we made filings to incorporate the impacts of the TCJA into our tariffs, including the reduction in the corporate income tax rate from 35% to 21% and amortization of excess deferred federal income taxes.  In September 2018, we reached an unopposed stipulation regarding an overall settlement of the TCJA impacts. The settlement included, on an annual basis, a  $144 million decrease in our revenue requirement related to the reduction of income tax expense currently in rates and a $75 million decrease related to amortization of excess deferred federal income taxes. Excess deferred federal income taxes are being refunded as required by the PUCT generally over the lives of the related assets.

The settlement rates were implemented on an interim basis during 2018 and were approved by the PUCT on April 4, 2019.  During 2018, interim TCOS rates included refunds of excess deferred federal income taxes that were lower than the amount ultimately approved by the PUCT. Therefore, the PUCT approved in Docket 49160 an additional one-time refund of $9 million, which was made in April and May of 2019.

AMS Final Reconciliation (PUCT Docket No. 49721)

On July 9, 2019, we filed a request with the PUCT for a final reconciliation of our AMS costs.  Effective with the implementation of rates pursuant to the Docket No. 46957 rate review, we ceased recovering AMS charges through a surcharge on November 26, 2017, and AMS costs are now being recovered through base rates.  We made the following requests in our AMS reconciliation filing:

•	a reconciliation of all costs incurred with the $87 million of revenues collected during the final period of the AMS surcharge from January 1, 2017 to November 26, 2017,
•

a final PUCT determination of the net operating cost savings of $16 million from the final period of our AMS deployment that were used to reduce the amount of costs that were ultimately recovered through our AMS surcharge,

•	authorization to add the under-recovery of the 2017 AMS costs from this reconciliation proceeding of $6 million to the existing AMS regulatory asset currently being recovered through base rates, and
•

authorization to establish a regulatory asset to capture the costs associated with this reconciliation proceeding (if approved, Oncor would seek recovery of that regulatory asset in a future Oncor rate case).

On October 8, 2019, Oncor filed a joint motion to admit evidence and for approval of a joint proposed order that implements the requests detailed above, as agreed to by the PUCT staff and the Steering Committee of Cities. On December 16, 2019, the PUCT signed a Final Order approving Oncor’s requests as listed above.

We are involved in various other regulatory proceedings in the normal course of business, the ultimate resolution of which, in the opinion of management, should not have a material effect upon our financial position, results of operations or cash flows.